Revenue	12 Months Ended
Mar. 31, 2024
Revenues [Abstract]
Revenue
5.
Revenue

Revenue by segment is as follows:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Taobao and Tmall Group:
China commerce retail (i)
- Customer management	316,029	291,541	304,009
- Direct sales and others (ii)	96,795	103,811	110,405
	412,824	395,352	414,414
China commerce wholesale (iii)	17,106	17,854	20,479
Total Taobao and Tmall Group	429,930	413,206	434,893

Cloud Intelligence Group (iv)	102,016	103,497	106,374

Alibaba International Digital Commerce Group:
International commerce retail (v)	43,679	50,933	81,654
International commerce wholesale (vi)	18,506	19,573	20,944
Total Alibaba International Digital Commerce Group	62,185	70,506	102,598

Cainiao Smart Logistics Network Limited (vii)	66,808	77,512	99,020
Local Services Group (viii)	44,890	50,249	59,802
Digital Media and Entertainment Group (ix)	18,105	18,444	21,145
All others (x)	189,543	197,115	192,331
Total segment revenue	913,477	930,529	1,016,163
Unallocated	1,556	866	1,297
Inter-segment elimination (xi)	(61,971)	(62,708)	(76,292)
Consolidated revenue	853,062	868,687	941,168

(i)
Revenue from China commerce retail is primarily generated from China commerce retail business and includes primarily revenue from customer management services and sales of goods.
(ii)
Revenue from direct sales and others under China commerce retail is primarily generated from direct sales businesses, comprising mainly Tmall Supermarket and Tmall Global and primarily consists of revenue from sales of goods.
(iii)
Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and related value-added services and customer management services.
(iv)
Revenue from Cloud Intelligence Group is primarily generated from the provision of cloud services, which include public cloud services and non-public cloud services.
(v)
Revenue from International commerce retail is primarily generated from AliExpress, Trendyol and Lazada and includes revenue from customer management services, sales of goods and logistics services.
(vi)
Revenue from International commerce wholesale is primarily generated from Alibaba.com and includes revenue from membership fees and related value-added services and customer management services.
(vii)
Revenue from Cainiao represents logistics services revenue from the domestic and cross-border fulfillment services.
(viii)
Revenue from Local Services Group primarily represents platform commissions, logistics services revenue from the provision of on-demand delivery services and revenue from other services provided by Ele.me, and revenue from software and technology services provided by Amap.
5.
Revenue (Continued)

(ix)
Revenue from Digital Media and Entertainment Group is primarily generated from Youku and Alibaba Pictures, and includes revenue from membership fees, content investment income, customer management services and ticketing services.
(x)
Revenue from All others represented revenue from businesses including Sun Art, Freshippo, Alibaba Health, Lingxi Games, Intime, Intelligent Information Platform, Fliggy, DingTalk and other businesses. The majority of revenue within All others consist of direct sales revenue, which is recorded on a gross basis.
(xi)
Inter-segment elimination consisted of revenue primarily from Cloud Intelligence Group and Cainiao.
(xii)
For the year ended March 31, 2024, as a result of the change in segment reporting (Note 26), the Company reclassified revenue by segment. Figures for the years ended March 31, 2022 and 2023 were reclassified to conform to this presentation.

Revenue by type is as follows:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Customer management services (i)	379,999	355,144	386,571
Membership fees and value-added services	35,739	40,078	41,956
Logistics services	71,279	89,214	114,073
Cloud services	74,123	76,648	76,459
Sales of goods	255,171	271,016	283,273
Other revenue (ii)	36,751	36,587	38,836
	853,062	868,687	941,168

(i)
Customer management services mainly include CPC, CPM, time-based and CPS marketing services.
(ii)
Other revenue includes revenue from self-developed online games, other value-added services provided through various platforms and businesses.

The amount of revenue recognized for performance obligations satisfied (or partially satisfied) in prior periods for contracts with expected duration of more than one year during the years ended March 31, 2022, 2023 and 2024 were not material.